Financial liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Trade payables	€ 8,554	€ 5,429
Government grants (deferred income)	11,289	12,034
Liability for Virtual Stock Option Program	2,769	7,093
Contract liabilities	3,748	297
Others	5,258	5,618
Trade payables and other liabilities	31,618	30,471
Non-current	9,941	11,240
Current	21,677	19,231
Grants received for investment in property, plant and equipment	793	3,042	€ 6,802
Personnel related liabilities for vacation and bonuses	2,264	1,955
Liabilities for wage and church tax	376	307
Costs relating to anticipated initial public offering	565	€ 1,695
Grants refunded related to disposed property, plant and equipment	€ 358